Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 16,187	$ 13,045	$ 64,473	$ 54,059
Devices [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	12,283	10,443	51,125	43,452
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	3,542	2,375	11,105	9,292
Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 362	$ 227	$ 2,243	$ 1,315